Income Taxes - Deferred Income Tax Assets and Liabilities Recognized (Detail) - USD ($) $ in Thousands	3 Months Ended								6 Months Ended				12 Months Ended
	Jun. 30, 2018		Mar. 31, 2018		Jun. 30, 2017		Mar. 31, 2017		Jun. 30, 2018	Dec. 31, 2017		Jun. 30, 2017	Dec. 31, 2017
Deferred Tax Assets And Liabilities [line items]
Opening Balance			$ (76)				$ (262)		$ (76)			$ (262)	$ (262)
Recovery (Expense) Recognized In Net Earnings	$ 3,253				$ 820				3,760			705	1,212
Recovery (Expense) Recognized In OCI	(3,233)				(722)				(3,691)			(457)	(1,091)
Recovery (Expense) Recognized In Shareholders' Equity	(30)	[1]	(59)	[1]	$ 113	[1]	(152)	[1]	(89)	$ 104	[1]	(39)	65
Closing Balance	(96)								(96)	(76)			(76)
Non-capital losses [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance			3,848				3,508		3,848			3,508	3,508
Recovery (Expense) Recognized In Net Earnings									64				299
Recovery (Expense) Recognized In Shareholders' Equity									9				41
Closing Balance	3,921								3,921	3,848			3,848
Capital losses [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance			1,965				846		1,965			846	846
Recovery (Expense) Recognized In Net Earnings									3,662				1,119
Closing Balance	5,627								5,627	1,965			1,965
Deferred tax assets other [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance			147				43		147			43	43
Recovery (Expense) Recognized In Net Earnings									132				104
Closing Balance	279								279	147			147
Interest capitalized for accounting [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance			(87)				(84)		(87)			(84)	(84)
Recovery (Expense) Recognized In Net Earnings													(3)
Closing Balance	(87)								(87)	(87)			(87)
Financing fees [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance			(375)				173		(375)			173	173
Recovery (Expense) Recognized In Net Earnings									(107)				(572)
Recovery (Expense) Recognized In Shareholders' Equity									(98)				24
Closing Balance	(580)								(580)	(375)			(375)
Convertible note receivables [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance			(29)						(29)
Recovery (Expense) Recognized In Net Earnings									29				(29)
Closing Balance										(29)			(29)
Long-term investment [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance			(1,937)				(846)		(1,937)			(846)	(846)
Recovery (Expense) Recognized In OCI									(3,691)				(1,091)
Closing Balance	(5,628)								(5,628)	(1,937)			(1,937)
Mineral stream interest [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance			(3,532)				(3,640)		(3,532)			(3,640)	(3,640)
Recovery (Expense) Recognized In Net Earnings													108
Closing Balance	(3,532)								(3,532)	(3,532)			(3,532)
Deferred tax liabilities others [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance			$ (76)				$ (262)		(76)			$ (262)	(262)
Recovery (Expense) Recognized In Net Earnings									(20)				186
Closing Balance	$ (96)								$ (96)	$ (76)			$ (76)

[1]	Definitions as follows: "OCI" = Other Comprehensive Income (Loss); "SBC" = Equity Settled Stock Based Compensation; "Options" = Share Purchase Options; "RSUs" = Restricted Share Units; "DIT" = Deferred Income Taxes; "LTI's" = Long-Term Investments; "Warrants" = Share Purchase Warrants.